Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	100.00%	100.00%
Charterer A [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	44.00%	45.00%
Charterer B [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	40.00%	39.00%
Charterer C [Member]
Revenue, Major Customer [Line Items]
Percentage of time charter revenue	16.00%	16.00%